SCHEDULE OF UNOBSERVABLE INPUTS LIABILITY (Details) - Historical volatility for shares, measurement input [member]	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Volatility percentage	20
Volatility	537,641	258,303	144,370